ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCOUNTS RECEIVABLE.
Accounts receivable		164,281	191,043
Less: Allowance for doubtful accounts		(7,495)	(22,171)	(17,333)	(15,536)
Accounts receivable, net	$ 25,269	156,786	168,872